OTHER LIABILITIES (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt Obligations Details Narrative Abstract
Letter of credit and standby fees	$ 397	$ 397